Shareholders' capital - Fair Value of Share Options Granted (Detail)	6 Months Ended
Jun. 30, 2022 $ / shares
Equity [Abstract]
Risk-free interest rate	1.90%
Expected volatility	23.00%
Expected dividend yield	4.30%
Expected life	5 years 6 months
Weighted average grant date fair value per option (in USD per share)	$ 2.44